Condensed group statement of comprehensive income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit (loss)		$ 4,330	$ 1,929	$ 8,542	$ 2,911
Items that may be reclassified subsequently to profit or loss
Gains (losses) on exchange differences on translation, before tax	[1]	65	1,323	(126)	2,142
Reclassification adjustments on exchange differences on translation, before tax		2	0	2	0
Gains (Losses) On Cash Flow Hedges And Costs Of Hedging, Before Tax [Line Items]		(8)	235	151	50
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax		(1)	3	6	4
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss		(15)	(57)	(29)	(15)
Other comprehensive income that will be reclassified to profit or loss, net of tax		43	1,504	4	2,181
Items that will not be reclassified to profit or loss
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans		(364)	(214)	(245)	117
Other comprehensive income, before tax, gains (losses) on remeasurements of equity instruments		3	2	2	1
Other Comprehensive Income, Cash Flow Hedges To Be Transferred To Balance Sheet, Before Tax		0	2	3	4
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss		91	52	54	(43)
Other comprehensive income that will not be reclassified to profit or loss, net of tax		(270)	(158)	(186)	79
Other comprehensive income		(227)	1,346	(182)	2,260
Comprehensive income		4,103	3,275	8,360	5,171
Attributable to
Comprehensive income, attributable to owners of parent		3,700	2,883	7,616	4,439
Comprehensive income, attributable to non-controlling interests		$ 403	$ 392	$ 744	$ 732

[1]	Second quarter and first half 2025 are principally affected by movements in the Pound Sterling against the US dollar.